INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The following table provides a reconciliation of intangible assets:

(MILLIONS)	Total
Balance, as at December 31, 2019	$241
Amortization(1)	(8)
Balance, as at December 31, 2020	233
Amortization(1)	(15)
Balance, as at December 31, 2021	$218
(1)Included in Other within the consolidated statements of income (loss).
Intangible assets relate to certain of our power generating facilities that operate under service concession arrangements in South America. We primarily benefit from a government promoted concession agreement and a long-term PPA with UTE - Administracion Nacional de Usinas y Transmisiones Electricas, the Republic of
Uruguay’s state-owned electricity company. Under this PPA, we are required to deliver power at a fixed rate for the contract period, in all cases inflation adjusted.
The company's service concession assets operate as authorizations that expire between 2033 and 2038. The remaining intangible assets are amortized straight-line over 17 to 20 years.
Under these arrangements, the company recognized $33 million of revenue for the year ended December 31, 2021 (2020: $35 million and 2019: $36 million).